Annual Total Returns - Fidelity Advisor® Global Equity Income Fund [BarChart] - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-11 - Fidelity Advisor® Global Equity Income Fund - Fidelity Advisor Global Equity Income Fund-Class A
Dec. 30, 2021
Bar Chart Table:
Annual Return 2013	24.99%
Annual Return 2014	5.63%
Annual Return 2015	2.36%
Annual Return 2016	3.12%
Annual Return 2017	21.30%
Annual Return 2018	(11.41%)
Annual Return 2019	30.56%
Annual Return 2020	14.63%